Goldman Sachs Small Cap Growth Fund Average Annual Total Returns - Class P Shares [Member]		12 Months Ended	60 Months Ended	62 Months Ended	80 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 2000® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		15.11%	6.85%	8.28%
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	13.85%	14.82%	13.44%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		21.66%	11.63%	12.75%
Performance Inception Date	Oct. 31, 2019
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		21.66%	10.27%	11.40%
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		12.82%	8.75%	9.69%